Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Thailand ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.3%
Sri Trang Agro-Industry PCL, NVDR	1,326,645	$515,823
Banks — 8.8%
Kasikornbank PCL, NVDR	961,800	4,511,218
Kiatnakin Phatra Bank PCL, NVDR(a)	333,473	462,408
Krung Thai Bank PCL, NVDR	5,665,800	3,826,616
SCB X PCL, NVDR	1,367,100	4,933,896
Thanachart Capital PCL, NVDR	410,300	590,175
Tisco Financial Group PCL, NVDR	318,500	945,421
TMBThanachart Bank PCL, NVDR	39,335,000	2,297,658
		17,567,392
Beverages — 1.0%
Carabao Group PCL, NVDR	557,700	997,933
Osotspa PCL, NVDR	1,906,600	921,090
		1,919,023
Chemicals — 1.3%
PTT Global Chemical PCL, NVDR(a)	3,634,907	2,299,021
TOA Paint Thailand PCL, NVDR	945,000	308,019
		2,607,040
Construction & Engineering — 0.4%
CH Karnchang PCL, NVDR	1,743,300	790,956
Construction Materials — 3.7%
Siam Cement PCL (The), NVDR(a)	1,267,900	6,395,926
Siam City Cement PCL, NVDR	93,600	419,193
Tipco Asphalt PCL, NVDR	979,700	429,684
TPI Polene PCL, NVDR	8,882,700	251,646
		7,496,449
Consumer Finance — 2.3%
AEON Thana Sinsap Thailand PCL, NVDR	137,900	432,677
Bangkok Commercial Asset Management PCL, NVDR	2,794,500	535,970
JMT Network Services PCL, NVDR	1,020,400	286,832
Muangthai Capital PCL, NVDR	1,191,500	1,512,006
Srisawad Corp. PCL, NVDR	1,317,501	732,268
TIDLOR Holdings PCL	2,324,892	1,196,883
		4,696,636
Consumer Staples Distribution & Retail — 8.0%
Berli Jucker PCL, NVDR(a)	1,599,100	962,170
CP ALL PCL, NVDR	9,122,900	13,038,875
CP Axtra PCL	3,366,511	1,922,486
		15,923,531
Containers & Packaging — 0.5%
SCG Packaging PCL, NVDR(a)	2,051,400	1,027,023
Diversified Consumer Services — 0.1%
SISB PCL	460,700	207,299
Diversified Telecommunication Services — 3.4%
Jasmine Technology Solution PCL(a)(b)	334,709	408,557
True Corp. PCL, NVDR(b)	16,849,648	6,407,363
		6,815,920
Electronic Equipment, Instruments & Components — 9.1%
Cal-Comp Electronics Thailand PCL, NVDR(a)	5,833,100	974,981
Delta Electronics Thailand PCL, NVDR(a)	5,081,408	16,033,601
Hana Microelectronics PCL, NVDR	972,000	552,022
KCE Electronics PCL, NVDR	1,393,700	669,043
		18,229,647
Food Products — 3.9%
Betagro PCL, NVS	1,072,700	731,423
Charoen Pokphand Foods PCL, NVDR	6,147,600	4,581,788
Security	Shares	Value
Food Products (continued)
Ichitan Group PCL, NVDR	914,400	$284,055
I-TAIL Corp. PCL, NVS	1,163,300	425,039
Thai Union Group PCL, NVDR	4,281,300	1,302,511
Thai Vegetable Oil PCL, NVDR(a)	701,188	480,595
		7,805,411
Ground Transportation — 0.9%
BTS Group Holdings PCL, NVDR(a)(b)	12,957,000	1,757,443
Health Care Equipment & Supplies — 0.2%
Sri Trang Gloves Thailand PCL, NVDR	1,560,300	308,073
Health Care Providers & Services — 8.5%
Bangkok Chain Hospital PCL, NVDR(a)	1,777,425	741,778
Bangkok Dusit Medical Services PCL, NVDR(a)	18,118,500	11,848,564
Bumrungrad Hospital PCL, NVDR	967,976	4,122,278
Chularat Hospital PCL, NVDR(a)	7,693,600	365,419
		17,078,039
Hotels, Restaurants & Leisure — 2.7%
Asset World Corp. PCL, NVDR	12,638,500	760,257
Central Plaza Hotel PCL, NVDR	743,100	487,904
Minor International PCL, NVDR(a)	5,519,510	4,166,719
		5,414,880
Independent Power and Renewable Electricity Producers — 7.2%
B Grimm Power PCL, NVDR	1,417,900	419,078
BCPG PCL, NVDR	2,098,050	392,891
CK Power PCL, NVDR	3,198,260	272,422
Electricity Generating PCL, NVDR	379,200	1,221,973
Energy Absolute PCL, NVDR(a)(b)	7,603,700	668,290
Global Power Synergy PCL, NVDR	1,125,800	1,108,600
Gulf Development PCL(b)	6,367,988	8,729,250
Ratch Group PCL, NVDR	1,743,900	1,351,794
TPI Polene Power PCL, NVDR	3,975,500	271,270
		14,435,568
Insurance — 0.8%
Bangkok Life Assurance PCL, NVDR	926,500	462,549
Thai Life Insurance PCL, NVDR	3,669,600	1,216,395
		1,678,944
Marine Transportation — 0.2%
Regional Container Lines PCL, NVDR	580,000	463,031
Media — 0.9%
Plan B Media PCL, NVDR	2,674,260	448,042
VGI PCL, NVDR(b)	19,215,250	1,285,063
		1,733,105
Oil, Gas & Consumable Fuels — 13.8%
Bangchak Corp. PCL, NVDR(a)	1,398,200	1,541,286
Banpu PCL, NVDR	13,726,924	1,938,001
IRPC PCL, NVDR(a)	17,435,500	435,342
PTT Exploration & Production PCL, NVDR(a)	2,259,384	6,732,364
PTT PCL, NVDR(a)	16,287,700	14,744,929
Star Petroleum Refining PCL, NVDR	2,739,000	475,422
Thai Oil PCL, NVDR(a)	1,974,500	1,785,255
		27,652,599
Passenger Airlines — 0.4%
Asia Aviation PCL, NVDR(b)	8,038,447	288,782
Bangkok Airways PCL, NVDR	996,500	421,313
		710,095
Pharmaceuticals — 0.2%
Mega Lifesciences PCL, NVDR	550,900	428,597

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Thailand ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development — 5.8%
Amata Corp. PCL, NVDR	1,262,400	$557,854
AP Thailand PCL, NVDR	3,665,486	758,556
Central Pattana PCL, NVDR(a)	3,279,100	4,529,152
Land & Houses PCL, NVDR	13,084,400	1,600,611
MBK PCL, NVDR	1,388,200	735,306
Quality Houses PCL, NVDR	10,981,332	478,055
Sansiri PCL, NVDR(a)	23,092,137	942,281
Supalai PCL, NVDR	1,837,600	809,896
WHA Corp. PCL, NVDR	13,162,740	1,280,985
		11,692,696
Specialty Retail — 2.8%
Com7 PCL, NVDR	1,919,000	1,161,423
Home Product Center PCL, NVDR(a)	9,554,273	2,236,601
PTT Oil & Retail Business PCL, NVDR	4,832,100	1,732,806
Siam Global House PCL, NVDR(a)	2,940,480	491,036
		5,621,866
Transportation Infrastructure — 4.4%
Airports of Thailand PCL, NVDR(a)	6,970,500	7,047,532
Bangkok Expressway & Metro PCL, NVDR(a)	10,757,853	1,752,233
		8,799,765
Water Utilities — 0.3%
TTW PCL, NVDR	2,194,366	581,377
Wireless Telecommunication Services — 8.0%
Advanced Info Service PCL, NVDR(a)	1,850,819	16,098,114
Total Long-Term Investments — 99.9% (Cost: $296,508,877)		200,056,342
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	17,321,222	$17,328,151
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	320,000	320,000
Total Short-Term Securities — 8.8% (Cost: $17,640,267)		17,648,151
Total Investments — 108.7% (Cost: $314,149,144)		217,704,493
Liabilities in Excess of Other Assets — (8.7)%		(17,394,806)
Net Assets — 100.0%		$200,309,687

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,695,288	$—	$(11,364,375)(a)	$4,699	$(7,461)	$17,328,151	17,321,222	$756,909 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	520,000	—	(200,000)(a)	—	—	320,000	320,000	12,559	—
				$4,699	$(7,461)	$17,648,151		$769,468	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	4	06/20/25	$230	$1,296

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Thailand ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,172,375	$186,883,967	$—	$200,056,342
Short-Term Securities
Money Market Funds	17,648,151	—	—	17,648,151
	$30,820,526	$186,883,967	$—	$217,704,493
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,296	$—	$—	$1,296

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares